Concentrations (Tables)	9 Months Ended
Sep. 30, 2013
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Three Months Ended September 30,				Nine Months Ended September 30,
	2013		2012		2013		2012

Customer A	$125,000	32%	$—	—	$333,333	41%	$—	—
Customer B	$123,201	32%	$—	—	$123,201	15%	$—	—
Customer C	$114,600	29%	$—	—	$114,600	14%	$—	—
Customer D	$7,664	2%	$—	—	$168,906	21%	$—	—
Customer E	$—	—	$115,000	65%	$—	—	$131,465	49%
Customer F	$—	—	$—	—	$—	—	$27,754	10%